CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Cash received from loan repayment	¥ 329,240
Related Party
Cash received from loan repayment	¥ 2,000